INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Capitalized			Technology,	Other
(amounts in millions)		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Net book value as at March 31, 2023	$2,663.3	$294.7	$554.3	$253.4	$269.6	$15.5	$4,050.8
Additions – internal development	—	114.5	—	—	24.6	—	139.1
Additions – acquired separately	—	—	—	8.8	—	—	8.8
Disposal of discontinued operations (Note 3)	(120.4)	(39.1)	(1.5)	—	(5.2)	(1.8)	(168.0)
Amortization	—	(37.7)	(42.9)	(15.8)	(30.5)	(2.5)	(129.4)
Impairment	(568.0)	(38.8)	(2.6)	—	(4.2)	(2.7)	(616.3)
Transfers and others	—	(6.5)	—	(0.3)	(0.9)	—	(7.7)
Foreign currency exchange differences	(3.6)	0.1	(2.1)	0.2	—	—	(5.4)
Net book value as at March 31, 2024	$1,971.3	$287.2	$505.2	$246.3	$253.4	$8.5	$3,271.9
Additions – internal development	—	67.0	—	—	19.6	—	86.6
Additions – acquired separately	—	—	—	1.2	—	0.1	1.3
Additions – non cash	—	—	—	—	—	6.4	6.4
Business combinations (Note 2 and 7)	350.2	0.7	124.5	—	—	—	475.4
Amortization	—	(35.8)	(44.5)	(17.2)	(33.8)	(1.2)	(132.5)
Impairment	—	(2.1)	—	—	—	—	(2.1)
Transfers and others	—	(0.5)	—	—	(4.8)	0.1	(5.2)
Foreign currency exchange differences	118.2	3.8	32.5	5.1	9.1	0.5	169.2
Net book value as at March 31, 2025	$2,439.7	$320.3	$617.7	$235.4	$243.5	$14.4	$3,871.0

		Capitalized			Technology,	Other
		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Cost	$2,539.3	$535.5	$781.8	$329.2	$499.8	$37.3	$4,722.9
Accumulated amortization and impairment	(568.0)	(248.3)	(276.6)	(82.9)	(246.4)	(28.8)	(1,451.0)
Net book value as at March 31, 2024	$1,971.3	$287.2	$505.2	$246.3	$253.4	$8.5	$3,271.9
Cost	$3,040.3	$599.1	$955.6	$337.4	$528.6	$45.2	$5,506.2
Accumulated amortization and impairment	(600.6)	(278.8)	(337.9)	(102.0)	(285.1)	(30.8)	(1,635.2)
Net book value as at March 31, 2025	$2,439.7	$320.3	$617.7	$235.4	$243.5	$14.4	$3,871.0

Disclosure of reconciliation of changes in goodwill
The carrying amount of goodwill allocated to the Company's CGUs per operating segment is as follows:

		Defense	Discontinued
	Civil Aviation	and Security	operations	Total
Net book value as at March 31, 2023	$1,125.6	$1,417.3	$120.4	$2,663.3
Disposal of discontinued operations (Note 3)	—	—	(120.4)	(120.4)
Impairment	—	(568.0)	—	(568.0)
Foreign currency exchange differences	(4.8)	1.2	—	(3.6)
Net book value as at March 31, 2024	$1,120.8	$850.5	$—	$1,971.3
Business combinations (Note 2 and 7)	350.2	—	—	350.2
Foreign currency exchange differences	69.8	48.4	—	118.2
Net book value as at March 31, 2025	$1,540.8	$898.9	$—	$2,439.7